Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Movement in Short-Term Loans

The following table presents the movement in short-term loans:

Balance as of January 1, 2025	$573
Proceeds from short-term loans	300
Accrued interest and amortization of short-term loans’ premium risk	324
Balance as of December 31, 2025	$1,197

Balance as of January 1, 2024	$210
Accrued interest and amortization of short-term loans discount	171
Loan repayment	(325)
Proceeds from short-term loans	400
Conversion of accrued payroll salary into short-term loan	117
Balance as of December 31, 2024	$573